Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
Entity Central Index Key	0001440930
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000070253
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	TRGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Investor Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. However, a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts led to market exuberance and a meaningful rally through much of the remainder of the year. Real estate stocks participated in the rally, but not to the extent of other equity sectors.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Hong Kong names, as shares of Swire Properties and Kerry Properties surged in 2025. An overweight allocation to Finland also aided relative returns, as Finnish real estate companies generated robust returns and strongly outperformed the broad index.

  On the negative side, the leading detractor from relative performance was the U.S., due to unfavorable stock picking. Shares of data center company Equinix sold off, and our overweight position meaningfully detracted. Unfavorable stock selection in Australia also weighed on relative returns, with Goodman Group detracting from relative results the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, the UK, and Australia represented our largest country allocations at the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Real Estate Fund (Investor Class)	5.62%	2.50%	3.23%
FTSE All World Developed Index (Regulatory Benchmark)	22.77	12.48	12.66
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	9.58	2.76	3.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,379,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,379 Number of Portfolio Holdings60
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial	20.6%
Apartment Residential	17.6
Health Care	14.0
Data Centers	11.2
Diversified	7.9
Regional Mall	7.0
Self Storage	5.1
Office	4.3
Shopping Center	3.1
Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	8.2%
Equinix	5.3
Prologis	5.1
Simon Property Group	4.1
Digital Realty Trust	3.6
Ventas	3.4
Goodman Group	3.4
Mitsubishi Estate	3.4
Segro	2.7
VICI Properties	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000070254
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Advisor Class
Trading Symbol	PAGEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Advisor Class	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. However, a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts led to market exuberance and a meaningful rally through much of the remainder of the year. Real estate stocks participated in the rally, but not to the extent of other equity sectors.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Hong Kong names, as shares of Swire Properties and Kerry Properties surged in 2025. An overweight allocation to Finland also aided relative returns, as Finnish real estate companies generated robust returns and strongly outperformed the broad index.

  On the negative side, the leading detractor from relative performance was the U.S., due to unfavorable stock picking. Shares of data center company Equinix sold off, and our overweight position meaningfully detracted. Unfavorable stock selection in Australia also weighed on relative returns, with Goodman Group detracting from relative results the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, the UK, and Australia represented our largest country allocations at the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Real Estate Fund (Advisor Class)	5.39%	2.29%	3.04%
FTSE All World Developed Index (Regulatory Benchmark)	22.77	12.48	12.66
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	9.58	2.76	3.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,379,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,379 Number of Portfolio Holdings60
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial	20.6%
Apartment Residential	17.6
Health Care	14.0
Data Centers	11.2
Diversified	7.9
Regional Mall	7.0
Self Storage	5.1
Office	4.3
Shopping Center	3.1
Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	8.2%
Equinix	5.3
Prologis	5.1
Simon Property Group	4.1
Digital Realty Trust	3.6
Ventas	3.4
Goodman Group	3.4
Mitsubishi Estate	3.4
Segro	2.7
VICI Properties	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177202
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	TIRGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - I Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. However, a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts led to market exuberance and a meaningful rally through much of the remainder of the year. Real estate stocks participated in the rally, but not to the extent of other equity sectors.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Hong Kong names, as shares of Swire Properties and Kerry Properties surged in 2025. An overweight allocation to Finland also aided relative returns, as Finnish real estate companies generated robust returns and strongly outperformed the broad index.

  On the negative side, the leading detractor from relative performance was the U.S., due to unfavorable stock picking. Shares of data center company Equinix sold off, and our overweight position meaningfully detracted. Unfavorable stock selection in Australia also weighed on relative returns, with Goodman Group detracting from relative results the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, the UK, and Australia represented our largest country allocations at the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Global Real Estate Fund (I Class)	5.89%	2.73%	3.70%
FTSE All World Developed Index (Regulatory Benchmark)	22.77	12.48	13.31
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	9.58	2.76	3.40

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,379,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,379 Number of Portfolio Holdings60
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial	20.6%
Apartment Residential	17.6
Health Care	14.0
Data Centers	11.2
Diversified	7.9
Regional Mall	7.0
Self Storage	5.1
Office	4.3
Shopping Center	3.1
Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	8.2%
Equinix	5.3
Prologis	5.1
Simon Property Group	4.1
Digital Realty Trust	3.6
Ventas	3.4
Goodman Group	3.4
Mitsubishi Estate	3.4
Segro	2.7
VICI Properties	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless